Basis of Preparation and Significant Accounting Policies (Details Narrative) - $ / shares	Oct. 04, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) Through Allocation of Warrants Issued
Common stock, share issued	10	109,833,648	88,690,791	78,792,860
Common stock, shares outstanding	10	109,833,648	88,690,791	78,792,860
Common stock par value	$ 1
Description for adjusted of common stock	10-for-1 share